Client Name:
Client Project Name:	CIM 2023-R4
Start - End Dates:	10/11/2018 - 5/14/2019
Deal Loan Count:	25

Loan Level Tape Compare Upload

Loans in Report	25

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Property Type	SFR	SFR-Attached
XXXXXX	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX
XXXXXX	XXXXXX	Debt to Income Ratio (Back)	XXXXXX	XXXXXX

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